PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.             PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2012	2013

Leasehold improvements	$1,663	$3,043
Furniture, fixtures and office equipment	1,183	1,817
Software and IT equipment	1,450	2,099
Property and equipment, gross	4,296	6,959
Less: Accumulated depreciation	(2,504)	(3,957)
Property and equipment, net	$1,792	$3,002

Depreciation expenses incurred for the years ended December 31, 2011, 2012 and 2013 are $846, $1,031 and $1,361, respectively.